Annual Total Returns [BarChart] - QS Global Equity Fund - Class A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(5.39%)
Annual Return 2012	13.13%
Annual Return 2013	29.61%
Annual Return 2014	8.71%
Annual Return 2015	3.88%
Annual Return 2016	7.65%
Annual Return 2017	23.70%
Annual Return 2018	(12.11%)
Annual Return 2019	22.43%
Annual Return 2020	13.33%